TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS	12 Months Ended
Dec. 31, 2023
Disclosure of Tax on debits and credits to bank accounts [abstract]
TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS	TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS
The general tax rate on bank credits and debits is 0.6% for amounts debited and credited in the bank accounts of companies based in Argentina. Regarding credited and debited amounts, 33% of both items can be computed as payment on account of other taxes. Sixty seven percent (67%) of credits and debits is included in this line item in the statement of profit or loss and other comprehensive income.